UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments

VCA-2

Schedule Of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS

Aerospace & Defense — 2.5%
Boeing Co. (The)	26,590	$1,977,498
Precision Castparts Corp.	26,370	4,559,373

		6,536,871

Airlines — 1.5%
United Continental Holdings, Inc.(a)	175,565	3,774,648

Auto Components — 2.0%
Lear Corp.	108,534	5,045,746

Automobiles — 0.8%
General Motors Co.(a)	79,910	2,049,692

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.(a)	32,419	3,010,428
Celgene Corp. (a)	46,445	3,600,416

		6,610,844

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	35,358	4,397,474
Morgan Stanley	211,211	4,148,184

		8,545,658

Chemicals — 1.8%
Mosaic Co. (The)	85,494	4,726,963

Commercial Banks — 4.1%
PNC Financial Services Group, Inc.	61,013	3,934,728
Wells Fargo & Co.	191,524	6,538,629

		10,473,357

Communications Equipment — 1.1%
QUALCOMM, Inc.	41,239	2,805,077

Computers & Peripherals — 3.1%
Apple, Inc. (a)	11,778	7,060,558
EMC Corp. (a)	33,814	1,010,362

		8,070,920

Diversified Financial Services — 3.8%
Citigroup, Inc.	103,057	3,766,733
JPMorgan Chase & Co.	131,941	6,066,647

		9,833,380

Electronic Equipment & Instruments — 2.2%
Flextronics International, Ltd.(a)	764,468	5,527,104

Electronic Utilities — 1.6%
Exelon Corp.	103,234	4,047,805

Energy Equipment & Services — 4.2%
Ensco PLC ADR (United Kingdom)	62,593	3,313,048
Halliburton Co.	93,836	3,114,417
National Oilwell Varco, Inc.	54,312	4,316,175

		10,743,640

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	58,384	3,573,101

Food Products — 6.5%
Bunge, Ltd.	84,128	5,757,720
Kraft Foods, Inc. (Class A Stock)	102,120	3,881,581
Smithfield Foods, Inc.(a)	153,365	3,378,631
Tyson Foods, Inc. (Class A Stock)	191,234	3,662,131

		16,680,063

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	66,127	3,897,525

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	239,712	4,024,764

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.(a)	273,787	4,711,874

Insurance — 2.5%
Arch Capital Group, Ltd.(a)	52,241	1,945,455
MetLife, Inc.	123,070	4,596,665

		6,542,120

Internet Software & Services — 4.2%
Baidu, Inc. ADR (China)(a)	28,056	4,089,723
Google, Inc. (Class A Stock)(a)	5,944	3,811,531
LinkedIn Corp.(a)	28,484	2,905,083

		10,806,337

IT Services — 1.4%
Mastercard, Inc. (Class A Stock)	8,834	3,715,050

Machinery — 1.6%
Ingersoll-Rand PLC	100,759	4,166,385

Media — 5.6%
Comcast Corp. (Class A Stock)	194,249	5,829,412
Liberty Global, Inc. (Series C)(a)	89,572	4,289,603
Viacom, Inc. (Class B Stock)	92,094	4,370,781

		14,489,796

Metals & Mining — 3.5%
Freeport-McMoRan Copper & Gold, Inc.	82,721	3,146,707
Goldcorp, Inc.	56,118	2,528,677
Kinross Gold Corp.	331,422	3,244,621

		8,920,005

Oil, Gas & Consumable Fuels — 12.8%
Anadarko Petroleum Corp.	65,226	5,109,805
Hess Corp.	52,734	3,108,669
Marathon Oil Corp.	133,138	4,220,475
Marathon Petroleum Corp.	64,299	2,788,005
Noble Energy, Inc.	54,358	5,315,125
Occidental Petroleum Corp.	51,165	4,872,443
Suncor Energy, Inc.	122,109	3,992,964
Trident Resources Corp., Private Placement (original cost $2,642,248; purchased 6/30/2010)(a)(b)(c)	6,553	3,447,764

		32,855,250

Pharmaceuticals — 6.8%
Allergan, Inc.	36,912	3,522,512
Novo-Nordisk A/S ADR (Denmark)	28,572	3,963,222
Pfizer, Inc.	154,077	3,491,385
Sanofi ADR (France)	71,961	2,788,489
Shire PLC ADR (Ireland)	38,429	3,641,148

		17,406,756

Road & Rail — 1.3%
Union Pacific Corp.	30,096	3,234,718

Semiconductors & Semiconductor Equipment — 2.5%
Maxim Integrated Products, Inc.	94,014	2,687,860
Marvell Technology Group Ltd.(a)	238,070	3,744,841

		6,432,701

Software — 1.5%
Salesforce.com, Inc.(a)	25,439	3,930,580

Specialty Retail — 1.5%
Staples, Inc.	238,059	3,851,795

Textiles, Apparel & Luxury Goods — 2.7%
Lululemon Athletica, Inc.(a)	48,311	3,607,865
Ralph Lauren Corp.	19,287	3,362,303

		6,970,168

Wireless Telecommunication Services — 2.9%
MetroPCS Communications, Inc.(a)	435,888	3,931,710
NII Holdings, Inc.(a)	197,721	3,620,272

		7,551,982

TOTAL COMMON STOCKS (Cost: $200,672,671)		252,552,675

	Units
RIGHT
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR,
Private Placement, expiring 6/30/15 (a)(b)(c) (original cost: $0; purchased 6/30/2010)	2,436	—	(e)

TOTAL LONG-TERM INVESTMENTS (Cost: $200,672,671)		252,552,675

	Shares
SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund (Cost: $4,859,695)(d)	4,859,695	4,859,695

TOTAL INVESTMENTS — 100.1% (Cost: $205,532,366)		257,412,370

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(288,816)

NET ASSETS — 100%		$257,123,554

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $2,642,248. The aggregate value of $3,447,764 is approximately 1.3% of net assets.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

The following abbreviations are used in the portfolio descriptions:

ADR American Depositary Receipt

CVR Contingent Value Rights

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$249,104,911	$—	$3,447,764
Right	—	—	—
Affiliated Mutual Funds	4,859,695	—	—

Total	$253,964,606	$—	$3,447,764

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2011	$3,229,071
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	218,693
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/2012	$3,447,764

*	Of which $218,693 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3 securities, are common stock and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.